Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Number of Common Shares
Number of common shares:

	2014	2013
Common shares, beginning of year	206,348,985	188,763,486
Public offering (i)	29,444,000	—
Conversion and redemption of convertible debentures (ii)	—	150,816
Conversion of subscription receipts (iii)	—	15,223,016
Issuance of shares under the dividend reinvestment (iv) and employee share purchase plans ((c)(ii))	2,356,483	2,211,667
Common shares, end of year	238,149,468	206,348,985

Share-Based Compensation Expense
For the year ended December 31, 2014, APUC recorded $3,248 (2013 - $2,046) in total share-based compensation expense detailed as follows:

	2014	2013
Stock options	$1,931	$1,687
Directors deferred share units	273	155
Employee share purchase	116	75
Performance share units	928	129
Total share-based compensation	$3,248	$2,046

Fair Value of Share Options Granted
The following assumptions were used in determining the fair value of share options granted:

	2014	2013
Risk-free interest rate	1.97%	1.61%
Expected volatility	38%	37%
Expected dividend yield	3.84%	3.83%
Expected life	8 years	8 years
Weighted average grant date fair value per option	$2.00	$2.00

Stock Option Activity
Stock option activity during the period is as follows:

	Number of awards	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance at January 1, 2013	3,750,727	$5.25	6.07	$5,939
Granted	816,402	7.72	8.00	—
Balance at December 31, 2013	4,567,129	$5.70	5.45	$7,814
Granted	969,998	7.95	8.00	—
Balance at December 31, 2014	5,537,127	$6.09	4.96	$19,648
Exercisable at December 31, 2014	3,601,647	$5.33	4.20	$15,531

Performance Stock Units
A summary of the PSUs follows:

	Number of awards	Weighted Average Grant-Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate intrinsic value
Balance at January 1, 2013	83,483	$6.58	1.80	$571
Granted	5,537	6.79	1.23	41
Exercised	(20,640)	6.70	—	(151)
Forfeited	(2,185)	6.70	—	(16)
Balance at December 31, 2013	66,195	$6.57	0.62	$486
Granted, including dividends	407,962	8.22	3	3,333
Exercised	(22,665)	6.13	—	(185)
Forfeited	(11,406)	8.22	—	(93)
Balance at December 31, 2014	440,086	$6.57	1.81	$439
Exercisable at December 31, 2014	42,097	$6.86	—	$486